CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts	$ 15,471,020	$ 9,353,689
Accounts payable	370,652	1,422,956
Accrued payroll and welfare expenses	48,007,240	30,504,223
Income tax payable	57,246,193	41,436,898
Other tax payable	27,804,416	18,513,869
Amounts due to related parties	5,289,491	4,501,371
Advance from customers and deferred revenue	5,054,408	7,162,807
Liability for exclusive rights, current		8,967,972
Accrued marketing and advertising expenses	19,269,565	7,374,109
Consideration payable of acquiring non-controlling interest	25,645,630
Other current liabilities	8,613,203	3,700,114
Deferred tax liabilities	26,041,591	27,563,891
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	134,015,621	120,000,000
Common stock, shares outstanding	134,015,621	120,000,000
Consolidated VIEs without recourse
Accounts payable	370,652	1,422,956
Accrued payroll and welfare expenses	40,946,532	28,576,202
Income tax payable	26,702,856	27,921,574
Other tax payable	15,883,568	11,024,857
Amounts due to related parties	30,147,834	47,023,449
Advance from customers and deferred revenue	4,617,183	7,112,620
Liability for exclusive rights, current	0	8,967,972
Accrued marketing and advertising expenses	3,691,831	4,605,091
Consideration payable of acquiring non-controlling interest	25,645,630	0
Other current liabilities	5,137,314	2,932,380
Deferred tax liabilities	$ 469,579	$ 655,563